Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 106,202	$ 86,109	$ 96,319
Adjustments to reconcile net income to net cash provided by operating activities -
Amortization and write-off of debt issuance costs and premium	4,785	4,339	4,037
Amortization of unearned income and initial direct costs on direct financing leases	(15,706)	(16,152)	(16,788)
Payments received under direct financing leases	21,235	21,262	21,804
Equity in earnings of investments in equity investees	(43,135)	(22,675)	(14,345)
Cash distributions of earnings of equity investees	57,165	34,132	23,900
Non-cash effect of equity-based compensation plans	4,494	12,473	7,197
Deferred and other tax benefits	1,745	(152)	(9,222)
Unrealized (gains) losses on derivative transactions	(17,984)	1,313	86
Other, net	3,391	(873)	2,085
Net changes in components of operating assets and liabilities, net of acquisitions (See Note 14)	77,954	(46,186)	13,065
Net cash provided by operating activities	291,054	138,386	189,304
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments to acquire fixed and intangible assets	(443,482)	(343,119)	(146,456)
Cash distributions received from equity investees—return of investment	18,363	12,432	14,909
Investments in equity investees	(40,926)	(94,551)	(63,749)
Acquisitions	(157,000)	(230,880)	(205,576)
Proceeds from asset sales and discontinued operations	272	1,910	773
Other, net	(1,214)	(1,622)	(1,508)
Net cash used in investing activities	(623,987)	(655,830)	(401,607)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on senior secured credit facility	1,839,900	1,593,300	1,674,400
Repayments on senior secured credit facility	(1,872,300)	(1,510,500)	(1,583,700)
Proceeds from issuance of senior unsecured notes, including premium	350,000	350,000	101,000
Debt issuance costs	(11,896)	(8,157)	(7,105)
Issuance of common units for cash, net	225,725	263,574	169,421
Distributions to common unitholders	(200,461)	(168,441)	(142,383)
Other, net	2,561	(4,748)	1,135
Net cash provided by financing activities	333,529	515,028	212,768
Net increase (decrease) in cash and cash equivalents	596	(2,416)	465
Cash and cash equivalents at beginning of period	8,866	11,282	10,817
Cash and cash equivalents at end of period	9,462	8,866	11,282
DepreciationDepletionAndAmortizationIncludingDiscOps	$ 90,908	$ 64,796	$ 61,166